Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended								12 Months Ended
	Jun. 30, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2011	Dec. 31, 2010	Nov. 30, 2010	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company									$ 51,400,000		$ 46,500,000		$ 45,600,000
Premium revenue									38,037,000		43,806,000		45,087,000
Reserve for annuities issued									2,310,881,000		2,184,576,000
Ceded premium related to structured settlement annuities									59,321,000	[1]	58,368,000	[1]	59,670,000	[1]
Carrying value of structured settlement reinsurance treaty									570,400,000		564,800,000
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time									1,000,000,000
Net investment income from notes receivables									358,811,000		366,533,000		379,064,000
Retained income
Related Party Transaction [Line Items]
Forgiveness of payable due to an affiliate											351,000
Road Bay Investments , LLC ("RBI")
Related Party Transaction [Line Items]
Maximum amount of mortgage loans to be sold to related party															50,000,000
Note receivable related to mortgage loan sold		3,000,000	2,800,000		3,500,000	2,700,000	13,700,000	8,300,000	2,800,000		5,600,000		3,500,000
Mortgage loans fair value on date of sale		3,000,000	2,800,000		3,500,000	2,700,000	13,700,000	8,300,000					3,500,000
Proceed from note receivable	3,100,000			8,500,000					2,800,000		1,100,000		9,800,000
Related party transaction , interest rate		5.75%	5.80%		6.50%	7.50%	7.00%	7.00%
Related party transaction ,note due date		Apr. 19, 2018	Mar. 09, 2018		Dec. 14, 2017	Nov. 18, 2017	Mar. 26, 2017	Sep. 25, 2016
Net investment income from notes receivables									220,000		679,000		1,100,000
Road Bay Investments , LLC ("RBI") | November 2010 Note receivable
Related Party Transaction [Line Items]
Proceed from note receivable	2,800,000
Road Bay Investments , LLC ("RBI") | December 2010 Note receivable
Related Party Transaction [Line Items]
Proceed from note receivable	3,600,000
Allstate Insurance Company ("AIC")
Related Party Transaction [Line Items]
Reserve for annuities issued									2,100,000,000		2,100,000,000
Allstate Insurance Company ("AIC") | Life contingent structured settlement
Related Party Transaction [Line Items]
Structured settlement annuities issued									5,900,000		8,000,000		8,600,000
Premium revenue									89,000		1,300,000		989,000
Allstate Distributors Services, LLC | Marketing and advertising expense
Related Party Transaction [Line Items]
Broker dealer agreements, expense									27,000		1,100,000		1,200,000
Allstate Financial Services, LLC | Commission and other distribution expenses
Related Party Transaction [Line Items]
Broker dealer agreements, expense									316,000		277,000		306,000
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Ceded premium related to structured settlement annuities									3,500,000		3,500,000		3,500,000
Carrying value of structured settlement reinsurance treaty									$ 34,700,000		$ 16,900,000

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.